Leases (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of ROU Assets
The changes in ROU assets for the fiscal years ended March 31, 2025 and 2026 are as follows:

	Yen in millions
	Land	Buildings	Machinery and equipment	Total
Balance as of April 1, 2024:
Carrying amount	14,815	424,508	64,072	503,395

Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	6,104	102,348	6,366	114,818
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(4)	(13,615)	(1,334)	(14,953)
Depreciation	(1,342)	(87,916)	(12,774)	(102,032)
Other	(288)	20,928	(183)	20,457

Total changes	4,470	21,745	(7,925)	18,290

Balance as of March 31, 2025:
Carrying amount	19,285	446,253	56,147	521,685

Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	186	77,859	6,210	84,255
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(38)	(9,973)	(1,777)	(11,788)
Classified as held for distribution to owners *1	(7,536)	(67,291)	(722)	(75,549)
Depreciation	(1,086)	(83,780)	(12,239)	(97,105)
Other *2	1,072	101,634	141	102,847

Total changes	(7,402)	18,449	(8,387)	2,660

Balance as of March 31, 2026:
Carrying amount	11,883	464,702	47,760	524,345

*1
In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, the assets of the Financial Services business have been classified as a disposal group held for distribution to owners. As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there are no balances related to the Financial Services business as of March 31, 2026.

*2
The amount includes 95,938
million yen of ROU assets arising from lease agreements with the Financial Services business that were previously eliminated as intercompany transactions. Following the execution of the Partial Spin-off of the Financial Services business, these leases became external transactions and are therefore recognized in the consolidated statements of financial position.

Summary of Lease Expenses
(2)	Income, expenses, and cash flows (except for depreciation) arising from lease contracts as a lessee and lessor are as follows:

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Interest expenses on lease liabilities	12,833	15,401	17,326
Expenses related to short-term leases accounted for applying an exemption	20,798	35,767	32,655
Income from subleases	(1,589)	(1,202)	(1,283)
Net cash outflows for leases	100,438	109,673	112,534